Unissued equity - Additional Information (Detail)			6 Months Ended
	Dec. 20, 2023 AUD ($)	Oct. 23, 2023 AUD ($) shares	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)	Feb. 21, 2024 shares	Dec. 20, 2023 USD ($)	Nov. 30, 2023 shares	Oct. 23, 2023 USD ($) shares
Disclosure of unissued equity [line items]
Interest expense on borrowings | $			$ 39,257	$ 0
Repayments of borrowings, classified as financing activities | $			$ 371,802	$ 0
Unsecured convertible promissory note [member]
Disclosure of unissued equity [line items]
Notional amount		$ 776,670				$ 250,000		$ 500,000
Borrowings, interest rate		10.00%						10.00%
Percentage of borrowings that are called up for equity instrument		50.00%
Interest expense on borrowings | $	$ 3,014
Repayments of borrowings, classified as financing activities | $	$ 371,802
American depositary shares [member]
Disclosure of unissued equity [line items]
Number of shares issued | shares							2,620,000
American depositary shares [member] | Unsecured convertible promissory note [member]
Disclosure of unissued equity [line items]
Number of shares issued | shares		591,697						591,697
Ordinary shares [member]
Disclosure of unissued equity [line items]
Number of shares issued | shares					18,244,450
Ordinary shares [member] | Unsecured convertible promissory note [member]
Disclosure of unissued equity [line items]
Number of shares issued | shares		5,916,970						5,916,970